UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Marathon Asset Management, L.P.
Address:   One Bryant Park, 38th Floor
           New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory L. Florio
Title:     Chief Compliance Officer
Phone:     (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York               May 15, 2009
-----------------------     ------------------------       ---------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  109

Form 13F Information Table Value Total:  $964,170
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.   Form 13F File Number      Name

1.    028-10683                 Marathon Global Equity Master Fund, Ltd.

2.    028-11614                 Marathon Special Opportunity Master Fund, Ltd.

3.    028-12819                 Marathon Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                           March 31, 2009

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COL 7        COLUMN 8

                              TITLE OF                     VALUE       SHRS OR SH/ PUT/  INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP                  PRN AMT PRN CALL  DISCRETION  MGRS  SOLE       SHARED    NONE

3M CO                         COM               88579Y101    1,720      34,600     Call   SHARED      2       34,600    0        0
3M CO                         COM               88579Y101    1,720      34,600      Put   SHARED      2       34,600    0        0
AK STL HLDG CORP              COM               001547108    3,560     500,000 SH         SHARED      2      500,000    0        0
ANADARKO PETE CORP            COM               032511107      432      11,100     Call   SHARED      2       11,100    0        0
ANADARKO PETE CORP            COM               032511107      432      11,100      Put   SHARED      2       11,100    0        0
APACHE CORP                   COM               037411105      487       7,600     Call   SHARED      2        7,600    0        0
APACHE CORP                   COM               037411105      487       7,600      Put   SHARED      2        7,600    0        0
APPLE INC                     COM               037833100    4,468      42,500     Call   SHARED      2       42,500    0        0
APPLE INC                     COM               037833100    4,468      42,500      Put   SHARED      2       42,500    0        0
BB&T CORP                     COM               054937107   16,920   1,000,000      Put    SOLE      NONE  1,000,000    0        0
BLOCKBUSTER INC               CL A              093679108    3,003   4,170,362 SH         SHARED      2    4,170,362    0        0
BORGWARNER INC                COM               099724106   10,150     500,000      Put   SHARED      2      500,000    0        0
CALAMOS GBL DYN INCOME FUND   COM               12811L107    1,090     200,000 SH          SOLE      NONE    200,000    0        0
CHEMTURA CORP                 COM               163893100      122   2,575,000 SH         SHARED      2    2,575,000    0        0
CHEVRON CORP NEW              COM               166764100      337       5,005 SH         SHARED      2        5,005    0        0
CHEVRON CORP NEW              COM               166764100    5,097      75,800     Call   SHARED      2       75,800    0        0
CHEVRON CORP NEW              COM               166764100    5,097      75,800      Put   SHARED      2       75,800    0        0
CISCO SYS INC                 COM               17275R102    3,324     198,200     Call   SHARED      2      198,200    0        0
CISCO SYS INC                 COM               17275R102    3,324     198,200      Put   SHARED      2      198,200    0        0
COHEN & STEERS SELECT UTIL F  COM               19248A109    1,181     131,100 SH          SOLE      NONE    131,100    0        0
CONOCOPHILLIPS                COM               20825C104      409      10,434 SH         SHARED      2       10,434    0        0
CONOCOPHILLIPS                COM               20825C104    1,226      31,300     Call   SHARED      2       31,300    0        0
CONOCOPHILLIPS                COM               20825C104    1,226      31,300      Put   SHARED      2       31,300    0        0
CONTINENTAL AIRLS INC         CL B              210795308      617      70,000 SH         SHARED      2       70,000    0        0
DANVERS BANCORP INC           COM               236442109    1,393     100,900 SH          SOLE      NONE    100,900    0        0
DELTA AIR LINES INC DEL       COM NEW           247361702    4,511     801,161 SH         SHARED      2      801,161    0        0
DEVON ENERGY CORP NEW         COM               25179M103      451      10,100     Call   SHARED      2       10,100    0        0
DEVON ENERGY CORP NEW         COM               25179M103      451      10,100      Put   SHARED      2       10,100    0        0
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102      331      84,800 SH         SHARED      2       84,800    0        0
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102    3,797     973,481 SH         SHARED      3      973,481    0        0
EXXON MOBIL CORP              COM               30231G102    2,534      37,215 SH         SHARED      2       37,215    0        0
EXXON MOBIL CORP              COM               30231G102   10,426     153,100     Call   SHARED      2      153,100    0        0
EXXON MOBIL CORP              COM               30231G102   10,426     153,100      Put   SHARED      2      153,100    0        0
FLAGSTONE REINSURANCE HLDGS   SHS               G3529T105   41,871   5,374,978 SH         SHARED      2    5,374,978    0        0
GENERAL ELECTRIC CO           COM               369604103    9,405     930,300      Put   SHARED      2      930,300    0        0
GENERAL MTRS CORP             DEB SR CONV B     370442733    2,946   1,160,000 SH          SOLE      NONE  1,160,000    0        0
GENERAL MTRS CORP             DEB SR CONV B     370442733    6,013   2,367,138 SH         SHARED      2    2,367,138    0        0
GENERAL MTRS CORP             DEB SR CV C 33    370442717      584     230,000 SH          SOLE      NONE    230,000    0        0
GENERAL MTRS CORP             DEB SR CV C 33    370442717    6,334   2,493,534 SH         SHARED      2    2,493,534    0        0
GENWORTH FINL INC             COM CL A          37247D106      665     350,000 SH          SOLE      NONE    350,000    0        0
GOLDMAN SACHS GROUP INC       COM               38141G104    7,845      74,000      Put   SHARED      3       74,000    0        0
GOLDMAN SACHS GROUP INC       COM               38141G104  110,155   1,039,000      Put    SOLE      NONE  1,039,000    0        0
GOOGLE INC                    CL A              38259P508    2,784       8,000     Call   SHARED      2        8,000    0        0
GOOGLE INC                    CL A              38259P508    2,784       8,000      Put   SHARED      2        8,000    0        0
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B    399909100    3,730   2,084,033 SH         SHARED      3    2,084,033    0        0
HUNTSMAN CORP                 COM               447011107    2,410     769,893 SH         SHARED      2      769,893    0        0
INTERNATIONAL BUSINESS MACHS  COM               459200101    6,811      70,300     Call   SHARED      2       70,300    0        0
INTERNATIONAL BUSINESS MACHS  COM               459200101    6,811      70,300      Put   SHARED      2       70,300    0        0
ISHARES INC                   MSCI JAPAN        464286848      396      50,000 SH         SHARED      3       50,000    0        0
ISHARES TR                    MSCI EMERG MKT    464287234      442      17,800 SH         SHARED      2       17,800    0        0
ISHARES TR                    MSCI EMERG MKT    464287234    4,342     175,000     Call   SHARED      2      175,000    0        0
ISHARES TR                    MSCI EMERG MKT    464287234    4,342     175,000      Put   SHARED      2      175,000    0        0
JOHN HANCOCK BK &THRIFT OPP   SH BEN INT NEW    409735206      538      50,000 SH          SOLE      NONE     50,000    0        0
JOHNSON & JOHNSON             COM               478160104    1,841      35,000     Call   SHARED      2       35,000    0        0
JOHNSON & JOHNSON             COM               478160104    1,841      35,000      Put   SHARED      2       35,000    0        0
JPMORGAN CHASE & CO           COM               46625H100   26,580   1,000,000      Put    SOLE      NONE  1,000,000    0        0
JPMORGAN CHASE & CO           COM               46625H100   26,580   1,000,000      Put    SOLE      NONE  1,000,000    0        0
MARATHON OIL CORP             COM               565849106      455      17,300     Call   SHARED      2       17,300    0        0
MARATHON OIL CORP             COM               565849106      455      17,300      Put   SHARED      2       17,300    0        0
MASTERCARD INC                CL A              57636Q104    5,192      31,000     Call   SHARED      2       31,000    0        0
MASTERCARD INC                CL A              57636Q104    5,192      31,000     Put    SHARED      2       31,000    0        0
MCDONALDS CORP                COM               580135101      396       7,250 SH         SHARED      2        7,250    0        0
MCDONALDS CORP                COM               580135101    1,932      35,400     Call   SHARED      2       35,400    0        0
MCDONALDS CORP                COM               580135101    1,932      35,400      Put   SHARED      2       35,400    0        0
METLIFE INC                   COM               59156R108   45,540   2,000,000      Put    SOLE      NONE  2,000,000    0        0
METROGAS INC                  SPON ADR B        591673207       88      57,872 SH         SHARED      3       57,872    0        0
NEWALLIANCE BANCSHARES INC    COM               650203102    1,468     125,000 SH          SOLE      NONE    125,000    0        0
NORFOLK SOUTHERN CORP         COM               655844108   11,813     350,000      Put    SOLE      NONE    350,000    0        0
OCCIDENTAL PETE CORP DEL      COM               674599105      913      16,400     Call   SHARED      2       16,400    0        0
OCCIDENTAL PETE CORP DEL      COM               674599105      913      16,400      Put   SHARED      2       16,400    0        0
OMNICOM GROUP INC             COM               681919106    4,680     200,000      Put   SHARED      2      200,000    0        0
ORACLE CORP                   COM               68389X105    3,614     200,000     Call   SHARED      2      200,000    0        0
ORACLE CORP                   COM               68389X105    3,614     200,000      Put   SHARED      2      200,000    0        0
OWENS CORNING NEW             *W EXP 10/30/201  690742127       48     137,126 SH         SHARED      2      137,126    0        0
PEOPLES UNITED FINANCIAL INC  COM               712704105    1,797     100,000 SH          SOLE      NONE    100,000    0        0
PROCTER & GAMBLE CO           COM               742718109      583      12,390 SH         SHARED      2       12,390    0        0
PROCTER & GAMBLE CO           COM               742718109    1,658      35,200     Call   SHARED      2       35,200    0        0
PROCTER & GAMBLE CO           COM               742718109    1,658      35,200      Put   SHARED      2       35,200    0        0
PROSHARES TR                  PSHS REAL ESTAT   74347R552    2,643      50,000 SH          SOLE      NONE     50,000    0        0
PROSHARES TR                  PSHS REAL ESTAT   74347R552    4,413      83,500      Put    SOLE      NONE     83,500    0        0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    1,234      28,275 SH          SOLE      NONE     28,275    0        0
PROSHARES TR                  PSHS ULTSHT FINL  74347R628      491       5,000 SH         SHARED      3        5,000    0        0
PRUDENTIAL FINL INC           COM               744320102   38,040   2,000,000      Put    SOLE      NONE  2,000,000    0        0
QUALCOMM INC                  COM               747525103      243       6,250 SH         SHARED      2        6,250    0        0
QUALCOMM INC                  COM               747525103    7,179     184,500     Call   SHARED      2      184,500    0        0
QUALCOMM INC                  COM               747525103    7,179     184,500      Put   SHARED      2      184,500    0        0
SCHLUMBERGER LTD              COM               806857108      918      22,600     Call   SHARED      2       22,600    0        0
SCHLUMBERGER LTD              COM               806857108      918      22,600      Put   SHARED      2       22,600    0        0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   13,215   1,500,000 SH         SHARED      2    1,500,000    0        0
SPDR TR                       UNIT SER 1        78462F103    2,046      25,734 SH         SHARED      2       25,734    0        0
SPDR TR                       UNIT SER 1        78462F103   19,880     250,000 SH          SOLE      NONE    250,000    0        0
SPDR TR                       UNIT SER 1        78462F103  318,080   4,000,000      Put    SOLE      NONE  4,000,000    0        0
SUNTRUST BKS INC              COM               867914103   11,740   1,000,000      Put    SOLE      NONE  1,000,000    0        0
TELECOM ARGENTINA S A         SPON ADR REP B    879273209      750      96,787 SH         SHARED      3       96,787    0        0
UAL CORP                      COM NEW           902549807    1,623     362,306 SH         SHARED      2      362,306    0        0
UNITED TECHNOLOGIES CORP      COM               913017109      379       8,810 SH         SHARED      2        8,810    0        0
UNITED TECHNOLOGIES CORP      COM               913017109    1,487      34,600     Call   SHARED      2       34,600    0        0
UNITED TECHNOLOGIES CORP      COM               913017109    1,487      34,600      Put   SHARED      2       34,600    0        0
VERIZON COMMUNICATIONS INC    COM               92343V104    4,439     147,000     Call   SHARED      2      147,000    0        0
VERIZON COMMUNICATIONS INC    COM               92343V104    4,439     147,000      Put   SHARED      2      147,000    0        0
WAL MART STORES INC           COM               931142103    1,803      34,600     Call   SHARED      2       34,600    0        0
WAL MART STORES INC           COM               931142103    1,803      34,600      Put   SHARED      2       34,600    0        0
WALGREEN CO                   COM               931422109    1,755      67,600     Call   SHARED      2       67,600    0        0
WALGREEN CO                   COM               931422109    1,755      67,600      Put   SHARED      2       67,600    0        0
WELLS FARGO & CO NEW          COM               949746101    7,120     500,000      Put   SHARED      2      500,000    0        0
WELLS FARGO & CO NEW          COM               949746101   28,480   2,000,000      Put    SOLE      NONE  2,000,000    0        0
WYNDHAM WORLDWIDE CORP        COM               98310W108      605     144,000 SH          SOLE      NONE    144,000    0        0
XTO ENERGY INC                COM               98385X106      410      13,400     Call   SHARED      2       13,400    0        0
XTO ENERGY INC                COM               98385X106      410      13,400      Put   SHARED      2       13,400    0        0





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